Fair Value Measurements - Schedule of reconciliation of derivative liability (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Fair Value Disclosures [Abstract]
Balance at beginning of the year	¥ 100,279		¥ 202,698	¥ 170,508
The change in fair value	(34,378)	$ (4,710)	(102,419)	32,190
Exercise of conversion features of convertible redeemable preferred shares upon the consummation of IPO	(65,901)		0	0
Balance at end of the year	¥ 0		¥ 100,279	¥ 202,698